Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	¥ 97,051,679	$ 13,702,638	¥ 28,597,502
Less: accumulated depreciation	(4,916,961)	(694,221)	(4,449,209)
Total	92,134,718	13,008,417	24,148,293
Office electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	1,144,347	161,569	1,381,602
Office fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	174,652	24,659	35,533
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	1,201,452	169,632	1,201,452
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	94,259,656	13,308,435	24,825,710
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	¥ 271,572	$ 38,343	¥ 1,153,205